UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4871

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
33	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General California
Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General California Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2006, the fund produced annualized yields of 2.69% for Class A shares, 2.27% for Class B shares and 2.27% for E*TRADE Class shares.Taking into account the effects of compounding, the fund produced annualized effective yields of 2.73%, 2.29% and 2.29% for Class A shares, Class B shares and E*TRADE Class shares, respectively.1

We attribute the fund’s results to rising short-term interest rates in a recovering economy as well as robust investor demand for a more limited supply of California’s tax-exempt money market securities.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

While inflation appeared to be subdued at the end of 2005, inflation-related concerns intensified over the first five months of 2006 as the U.S. economic expansion gained momentum and energy prices surged to record highs. In its ongoing attempts to forestall an acceleration of inflation, the Federal Reserve Board (the “Fed”) raised short-term interest rates four times, driving the overnight federal funds rate to 5% by the reporting period’s end.

Yields of tax-exempt money market instruments generally rose along with interest rates, reaching their highest levels in five years. However, yields of shorter-dated money market securities climbed more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore continued to focus primarily on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on yields.

Due to low yields from very short-term, floating-rate instruments, we tended to focus on tax-exempt commercial paper and seasoned municipal notes and bonds maturing over six to nine months. We occasionally found opportunities among instruments with somewhat longer maturities, enabling us to construct a “laddered” portfolio of securities scheduled to mature at different times. This strategy is designed to help protect the fund’s yield while ensuring that cash remains available for redemptions and new investments.

4

Finally, the steadily growing U.S. economy benefited California’s fiscal condition by reducing unemployment and boosting corporate and personal incomes, particularly in the technology sector. In fact, California received credit-rating upgrades from two of the major bond rating agencies. Higher tax revenues for California helped relieve longstanding budget pressures and reduced the state’s need for short-term borrowing to covering operating shortfalls. At the same time, demand for California securities remained robust from individual and institutional investors, helping to keep yields relatively low.

What is the fund’s current strategy?

While recent data suggested that the U.S. economy remains on a path of sustainable growth, the economy and the Fed have sent mixed messages with regard to inflation and the possibility that the rate of economic expansion may begin to slow.As a result, while it currently appears that at least one or two additional rate hikes are likely, we believe that short-term interest rates are unlikely to rise substantially above current levels, especially if high energy prices curtail consumer spending. In addition, we expect issuance volume to increase during the summer when California issuers traditionally come to market, which could cause yields to rise.Therefore, should we become convinced that interest rates have peaked, we are prepared to extend the fund’s weighted average maturity in an attempt to lock in high current yields.

June 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B and
E*TRADE Class shares reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 2.23% and an annualized effective yield of 2.25% and the fund’s
E*TRADE Class shares would have produced an annualized yield of 2.24% and an annualized effective yield of 2.27%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 2.86	$ 5.01	$ 5.01
Ending value (after expenses)	$1,013.50	$1,011.40	$1,011.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 2.87	$ 5.04	$ 5.04
Ending value (after expenses)	$1,022.09	$1,019.95	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .57% for Class A shares, 1.00% for Class B shares and 1.00% for E*TRADE Class shares; multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2006 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)	Value ($)

California—97.9%
ABAG Finance Authority for
Non-Profit Corporations, MFHR
(Paragon Apartments)
(LOC; Comerica Bank)	3.50	6/7/06	8,200,000 [a]	8,200,000
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Airforce Village
West Inc.) (LOC; KBC Bank)	3.46	6/7/06	11,500,000 [a]	11,500,000
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation
Education Project)
(LOC; Comerica Bank)	3.48	6/7/06	4,000,000 [a]	4,000,000
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Point Loma
Nazarene University)
(LOC; Allied Irish Bank)	3.51	6/7/06	1,400,000 [a]	1,400,000
Alameda County Industrial
Development Authority,
Industrial Revenue (Heat and
Control Inc. Project)
(LOC; Comerica Bank)	3.26	6/7/06	3,780,000 [a]	3,780,000
Alameda County Industrial
Development Authority,
Industrial Revenue (P.J.’s
Lumber Inc. Project)
(LOC; Comerica Bank)	3.53	6/7/06	2,305,000 [a]	2,305,000
Alameda County Industrial
Development Authority,
Industrial Revenue (Plastikon
Industries Inc. Project)
(LOC; California State
Teacher’s Retirement)	3.67	6/7/06	2,960,000 [a]	2,960,000
Alameda County Industrial
Development Authority,
Industrial Revenue
(Spectrum Label Corp.)
(LOC; Bank of The West)	3.65	6/7/06	3,370,000 [a]	3,370,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement
Financing Projects)
(LOC; Bank of Nova Scotia)	3.54	6/7/06	495,000 [a]	495,000
Alameda-Contra Costa Schools
Financing Authority, LR, COP
(LOC; KBC Bank)	3.54	6/7/06	9,995,000 [a]	9,995,000
California
(Insured; XLCA and LOC;
Merrill Lynch)	3.51	6/7/06	8,120,000 [a,b]	8,120,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.40	7/10/06	17,000,000	17,000,000
California,
CP (Liquidity Facility; Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.40	7/10/06	10,000,000	10,000,000
California,
CP (Liquidity Facility; Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.43	7/10/06	1,000,000	1,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.40	7/10/06	14,700,000	14,700,000
California,
GO Notes (Liquidity Facility;
Citibank NA)	3.55	6/7/06	9,375,000 [a,b]	9,375,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
GO Notes (Liquidity Facility;
Merrill Lynch)	3.52	6/7/06	2,000,000 [a,b]	2,000,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA and State
Street Bank and Trust Co.)	3.42	6/7/06	11,000,000 [a]	11,000,000
California,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.52	6/7/06	3,500,000 [a,b]	3,500,000
California,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)	3.53	6/7/06	6,535,000 [a,b]	6,535,000
California,
GO Notes (Putters Program)
(Insured; FGIC and Liquidity
Facility; JPMorgan Chase Bank)	3.50	6/7/06	7,170,000 [a,b]	7,170,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova
Scotia and Landesbank
Hessen-Thuringen Girozentrale)	3.42	6/7/06	15,000,000 [a]	15,000,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova
Scotia and Landesbank
Hessen-Thuringen Girozentrale)	3.44	6/7/06	10,700,000 [a]	10,700,000
California,
RAN	4.50	6/30/06	42,000,000	42,035,009
California Department of Water
Resources, Power Supply
Revenue (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.45	6/7/06	11,600,000 [a]	11,600,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.40	7/10/06	3,812,000	3,812,000
California Educational Facilities
Authority, College and
University Revenue
(Art Center Design College)
(LOC; Allied Irish Bank)	3.51	6/7/06	4,050,000 [a]	4,050,000
California Health Facilities
Financing Authority, Revenue
(Southern California
Presbyterian Homes)
(Insured; MBIA and Liquidity
Facility; Bank of America)	3.21	6/7/06	14,700,000 [a]	14,700,000
California Housing Finance Agency,
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.23	6/7/06	17,200,000 [a]	17,200,000
California Housing Finance Agency,
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.23	6/7/06	8,250,000 [a]	8,250,000
California Housing Finance Agency,
Revenue (Insured; MBIA and
Liquidity Facility: California
State Teachers Retirement
and KBC Bank)	3.23	6/7/06	13,065,000 [a]	13,065,000
California Housing Finance Agency,
Revenue (Liquidity Facility;
Bank of America)	3.23	6/7/06	13,900,000 [a]	13,900,000
California Housing Finance Agency,
Revenue (Liquidity Facility;
Dexia Credit Locale)	3.23	6/7/06	9,700,000 [a]	9,700,000
California Infrastructure and
Economic Development Bank, IDR
(Alegacy Food Service Products)
(LOC; Comerica Bank)	3.52	6/7/06	6,700,000 [a]	6,700,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	3.51	6/7/06	1,695,000 [a]	1,695,000
California Infrastructure and
Economic Development Bank,
IDR (International Raisins Inc.
Project) (LOC; M&T Bank)	3.53	6/7/06	3,750,000 [a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Lance Camper Manufacturing Corp.
Project) (LOC; Comerica Bank)	3.48	6/7/06	6,000,000 [a]	6,000,000
California Infrastructure and
Economic Development
Bank, IDR (Lance Camper
Manufacturing Corp. Project)
(LOC; Comerica Bank)	3.48	6/7/06	1,180,000 [a]	1,180,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding Project)
(LOC; Comerica Bank)	3.51	6/7/06	3,175,000 [a]	3,175,000
California Infrastructure and
Economic Devolpment Bank, IDR
(Vandalay Holdings LLC)
(LOC; Comerica Bank)	3.51	6/7/06	1,697,050 [a]	1,697,050
California Infrastucture and
Economic Development Bank,
Industrial Revenue (Nature
Kist Snacks Project)
(LOC; Wells Fargo Bank)	3.50	6/7/06	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, PCR
(Pacific Gas and Electric
Company) (LOC; Bank One)	3.54	6/1/06	20,000,000 [a]	20,000,000
California Pollution Control
Financing Authority, SWDR
(ALS Plastics Project)
(LOC; Wells Fargo Bank)	3.49	6/7/06	2,500,000 [a]	2,500,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	3.27	6/7/06	3,400,000 [a]	3,400,000
California Pollution Control
Financing Authority, SWDR
(BLT Enterprises of Fremont
LLC Project) (LOC; Union
Bank of California)	3.32	6/7/06	7,285,000 [a]	7,285,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer Inc. Project)
(LOC; Wells Fargo Bank)	3.27	6/7/06	3,700,000 [a]	3,700,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries
Inc.) (LOC; U.S. Bank NA)	3.27	6/7/06	6,150,000 [a]	6,150,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries
Inc.) (LOC; U.S. Bank NA)	3.27	6/7/06	3,970,000 [a]	3,970,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries
Inc.) (LOC; U.S. Bank NA)	3.27	6/7/06	3,700,000 [a]	3,700,000
California Pollution Control
Financing Authority, SWDR
(California Waste Solutions)
(LOC; California State
Teacher’s Retirement)	3.27	6/7/06	3,370,000 [a]	3,370,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill)
(LOC; Comerica Bank)	3.32	6/7/06	1,315,000 [a]	1,315,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	3.30	6/7/06	3,895,000 [a]	3,895,000
California Pollution Control
Financing Authority, SWDR
(Evergreen Distributors)
(LOC; California State
Teachers Retirement)	3.21	6/7/06	1,680,000 [a]	1,680,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Greenwaste Recovery Project)
(LOC; Comerica Bank)	3.32	6/7/06	1,455,000 [a]	1,455,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	3.32	6/7/06	4,115,000 [a]	4,115,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.32	6/7/06	3,300,000 [a]	3,300,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.32	6/7/06	1,765,000 [a]	1,765,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corp. Project)
(LOC; Wells Fargo Bank)	3.32	6/7/06	1,735,000 [a]	1,735,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.32	6/7/06	3,000,000 [a]	3,000,000
California Pollution Control
Financing Authority, SWDR (New
United Motor Manufacturing)
(LOC; California State
Teachers Retirement)	3.46	6/7/06	2,900,000 [a]	2,900,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Bank of America)	3.27	6/7/06	12,000,000 [a]	12,000,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Bank of America)	3.27	6/7/06	5,120,000 [a]	5,120,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Bank of America)	3.27	6/7/06	6,000,000 [a]	6,000,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Comerica Bank)	3.32	6/7/06	6,525,000 [a]	6,525,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal Inc. Project)
(LOC; Commerica Bank)	3.32	6/7/06	1,355,000 [a]	1,355,000
California Pollution Control
Financing Authority, SWDR
(Placer County Eastern
Sanitation) (LOC; California
State Teachers Retirement)	3.27	6/7/06	2,800,000 [a]	2,800,000
California Pollution Control
Financing Authority, SWDR
(Ratto Group Company Inc.
Project) (LOC; California
State Teachers Retirement)	3.27	6/7/06	3,800,000 [a]	3,800,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries Inc.
Project) (LOC; Wells Fargo Bank)	3.30	6/7/06	7,675,000 [a]	7,675,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	3.32	6/7/06	2,080,000 [a]	2,080,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.32	6/7/06	2,170,000 [a]	2,170,000
California State Economic
Development Financing
Authority, IDR (Scientific
Specialties Project)
(LOC; Bank of America)	3.21	6/7/06	1,225,000 [a]	1,225,000
California State Economic
Development Financing
Authority, IDR (Vortech
Engineering Inc. Project)
(LOC; U.S. Bank NA)	3.26	6/7/06	2,415,000 [a]	2,415,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, CP
(Kaiser Permanente)	3.18	6/8/06	7,500,000	7,500,000
California Statewide Communities
Development Authority, IDR
(American Modular System Project)
(LOC; Bank of the West)	3.52	6/7/06	3,800,000 [a]	3,800,000
California Statewide Communities
Development Authority, IDR
(American River)
(LOC; Wells Fargo Bank)	3.35	6/7/06	1,490,000 [a]	1,490,000
California Statewide Communities
Development Authority, IDR
(Biocol Investments LP Project)
(LOC; Union Bank of California)	3.40	6/7/06	875,000 [a]	875,000
California Statewide Communities
Development Authority, IDR
(Busseto Foods Inc.)
(LOC; Comerica Bank)	3.30	6/7/06	3,750,000 [a]	3,750,000
California Statewide Communities
Development Authority, IDR
(Del Mesa Farms Project)
(LOC; Wells Fargo Bank)	3.46	6/7/06	5,500,000 [a]	5,500,000
California Statewide Communities
Development Authority, IDR
(Flambeau Airmold Corp. Project)
(LOC; Wells Fargo Bank)	3.35	6/7/06	1,500,000 [a]	1,500,000
California Statewide Communities
Development Authority, IDR
(Kennerly Project)
(LOC; Bank of the West)	3.35	6/7/06	1,530,000 [a]	1,530,000
California Statewide Communities
Development Authority, IDR
(Lesaint Limited Partnership
Project) (LOC; PNC Bank)	3.35	6/7/06	1,280,000 [a]	1,280,000
California Statewide Communities
Development Authority, IDR
(Pacific Bearings Company
Project) (LOC; Union
Bank of California)	3.40	6/7/06	450,000 [a]	450,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, IDR
(Packaging Innovation Project)
(LOC; Wells Fargo Bank)	3.35	6/7/06	1,885,000 [a]	1,885,000
California Statewide Communities
Development Authority, IDR
(Rapelli Project)
(LOC; Comerica Bank)	3.35	6/7/06	2,500,000 [a]	2,500,000
California Statewide Communities
Development Authority, MFHR
(1030 Post Street Apartments)
(Insured; FNMA)	3.47	6/7/06	5,900,000 [a]	5,900,000
California Statewide Communities
Development Authority, MFHR
(Aqua Vista Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.47	6/7/06	8,000,000 [a]	8,000,000
California Statewide Communities
Development Authority, MFHR
(Beachview Villa Apartments)
(Insured; American
International Group)	3.35	8/15/06	5,805,000	5,805,000
California Statewide Communities
Development Authority, MFHR
(City Towers Apartments)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.57	6/7/06	9,020,000 [a,b]	9,020,000
California Statewide Communities
Development Authority, MFHR
(Grande Garden Apartments)
(Insured; FNMA and
Liquidity Facilty; FNMA)	3.51	6/7/06	2,505,000 [a]	2,505,000
California Statewide Communities
Development Authority, MFHR
(Horizons at Indio)
(LOC; Citibank NA)	3.50	6/7/06	8,500,000 [a]	8,500,000
California Statewide Communities
Development Authority, MFHR
(Ivy Hill Apartments Project)
(Insured; FNMA)	3.47	6/7/06	11,337,000 [a]	11,337,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	3.58	6/7/06	3,700,000 [a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Oakmont of Alameda)
(LOC; Bank of the West)	3.57	6/7/06	12,680,000 [a]	12,680,000
California Statewide Communities
Development Authority, MFHR
(Oakmont Senior Living)
(Insured; FNMA and
Liquidity Facilty; FNMA)	3.47	6/7/06	14,340,000 [a]	14,340,000
California Statewide Communities
Development Authority,
MFHR (Pittsburg Plaza
Apartments) (LOC; FHLB)	3.70	6/7/06	4,600,000 [a]	4,600,000
California Statewide Communities
Development Authority,
MFHR (Plaza Club
Apartments) (LOC; FNMA)	3.48	6/7/06	4,500,000 [a]	4,500,000
California Statewide Communities
Development Authority,
MFHR (Seminole Gardens)
(LOC; FHLB)	3.56	6/7/06	3,385,000 [a]	3,385,000
California Statewide Communities
Development Authority, MFHR
(Stonebridge Elk Grove)
(LOC; Citibank NA)	3.50	6/7/06	6,750,000 [a]	6,750,000
California Statewide Communities
Development Authority, MFHR
(Wyndover Apartments)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.47	6/7/06	8,450,000 [a]	8,450,000
California Statewide Communities
Development Authority,
MFHR, Refunding (Irvine
Apartments Communities)
(LOC; Bank of America)	3.22	6/7/06	5,600,000 [a]	5,600,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, MFHR,
Refunding (Sunrise Fresno)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.47	6/7/06	5,500,000 [a]	5,500,000
California Statewide Communities
Development Authority,
Multifamily Revenue (Varenna
Assisted Living Apartments
Project) (LOC; HSH Nordbank)	3.50	6/7/06	2,786,000 [a]	2,786,000
California Statewide Communities
Development Authority, Revenue	4.00	6/30/06	1,000,000	1,000,592
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.19	6/1/06	6,600,000 [a]	6,600,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.17	6/7/06	10,000,000 [a]	10,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.19	6/7/06	4,300,000 [a]	4,300,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.19	6/7/06	16,500,000 [a]	16,500,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.19	6/7/06	5,600,000 [a]	5,600,000
California Statewide Communities
Development Authority,
Revenue, COP (Sutter Health)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.46	6/7/06	28,435,000 [a,b]	28,435,000
Compton Unified School District,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.50	6/7/06	4,960,000 [a,b]	4,960,000
Concord,
MFHR (Maplewood and Golden
Glen Apartments Project)
(LOC; Citibank NA)	3.52	6/7/06	3,845,000 [a]	3,845,000

18

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Contra Costa,
COP (Concord Healthcare
Center Inc.) (LOC; Bank of
America)	3.23	6/7/06	2,005,000 [a]	2,005,000
Contra Costa,
MFHR (Camara Circle
Apartments) (LOC; Citibank NA)	3.52	6/7/06	1,800,000 [a]	1,800,000
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.57	6/7/06	11,182,216 [a,b]	11,182,216
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.57	6/7/06	28,369,337 [a,b]	28,369,337
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; FGIC and Liquidity
Facility; Deutsche Banks AG)	3.53	6/7/06	2,085,000 [a,b]	2,085,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Citibank NA)	3.52	6/7/06	14,500,000 [a,b]	14,500,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.50	6/7/06	13,750,000 [a,b]	13,750,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.53	6/7/06	2,735,000 [a,b]	2,735,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.53	6/7/06	3,530,000 [a,b]	3,530,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Hayward,
MFHR (Timbers Apartments)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.48	6/7/06	4,500,000 [a]	4,500,000
Huntington Park Public Financing
Authority, LR (Parking
Project) (LOC; Union
Bank of California)	3.24	6/7/06	3,860,000 [a]	3,860,000
Long Beach,
Harbor Revenue (Insured; MBIA
and Liquidity Facility;
JPMorgan Chase Bank)	3.52	6/7/06	2,990,000 [a,b]	2,990,000
Los Angeles,
COP (Loyola High School)
(LOC; Allied Irish Banks)	3.44	6/7/06	6,950,000 [a]	6,950,000
Los Angeles,
MFHR (Watts/Athens
Apartments) (LOC; FHLB)	3.47	6/7/06	4,300,000 [a]	4,300,000
Los Angeles,
TRAN	4.00	6/30/06	13,350,000	13,357,954
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.42	6/7/06	10,000,000 [a]	10,000,000
Los Angeles Community
Redevelopment Agency, COP
(Broadway Spring Center
Project) (LOC; Comerica Bank)	3.23	6/7/06	7,100,000 [a]	7,100,000
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank NA)	3.50	6/7/06	1,000,000 [a]	1,000,000
Los Angeles Convention and
Exhibition Center Authority,
LR (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.18	6/7/06	36,500,000 [a]	36,500,000
Los Angeles Department of Water
and Power, Power System
Revenue (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Finance Inc.)	3.53	6/7/06	7,865,000 [a,b]	7,865,000

20

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (AAA Packing &
Shipping Project) (LOC; California
State Teachers Retirement)	3.48	6/7/06	3,000,000 [a]	3,000,000
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Incorporated Project)
(LOC; California State
Teachers Retirement)	3.28	6/7/06	4,840,000 [a]	4,840,000
Maywood Public Financing
Authority, Revenue (Maywood
Redevelopment Agency)
(LOC; California State
Teachers Retirement)	3.45	6/7/06	8,485,000 [a]	8,485,000
Milpitas,
MFHR (Crossing At Montague)
(Insured; FNMA and
Liquidity Facility; FNMA)	3.47	6/7/06	4,500,000 [a]	4,500,000
Oakland Joint Powers Financing
Authority, Revenue (Oakland GO
Bond Program) (Insured; AMBAC
and Liquidity Facility; Merrill
Lynch Capital Services)	3.51	6/7/06	6,080,000 [a,b]	6,080,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	3.50	6/7/06	2,740,000 [a]	2,740,000
Riverside County Industrial
Development Authority, IDR
(Computrus Inc. Project)
(LOC; Wells Fargo Bank)	3.49	6/7/06	1,925,000 [a]	1,925,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California
State Teachers Retirement)	3.49	6/7/06	4,275,000 [a]	4,275,000
Sacramento Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.57	6/7/06	6,925,000 [a,b]	6,925,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Sacramento Housing Authority,
MFHR (Chesapeake Commons)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.48	6/7/06	4,500,000 [a]	4,500,000
Sacramento Housing Authority,
MFHR (Lofts at Natomas
Apartments) (Insured; FNMA and
Liquidity Facility; FNMA)	3.47	6/7/06	6,000,000 [a]	6,000,000
San Bernardino County Industrial
Development Authority, IDR
(W&H Voortman) (LOC; California
State Teachers Retirement)	3.35	6/7/06	1,980,000 [a]	1,980,000
San Bernardino Redevelopment
Agency, MFHR (Silver Woods
Apartments Project)
(Insured; FNMA)	3.47	6/7/06	7,000,000 [a]	7,000,000
San Francisco City and County
Redevelopment Agency, MFHR
(Orlando Cepeda Place)
(LOC; Citibank NA)	3.50	6/7/06	13,925,000 [a]	13,925,000
San Jose,
MFHR (Almaden Lake Village
Apartments) (Insured; FNMA and
Liquidity Facility: FNMA)	3.48	6/7/06	4,100,000 [a]	4,100,000
San Jose,
MFHR (Siena) (Insured; FHLMC)	3.47	6/7/06	12,100,000 [a]	12,100,000
Santa Clara County Housing
Authority, MFHR (Monte Vista
Terrace Apartments) (LOC;
Union Bank of California)	3.53	6/7/06	4,000,000 [a]	4,000,000
Santa Clara County Housing
Authority, MFHR (Willows
Apartments) (LOC; Union
Bank of California)	3.32	6/7/06	4,284,000 [a]	4,284,000
Santa Rosa,
MFHR (Crossings at Santa Rosa)	3.77	8/4/06	7,600,000	7,600,000

22

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Selma Public Financing Authority,
LR (Street Improvement and
Redevelopment Project)
(LOC; Allied Irish Bank)	3.47	6/7/06	6,575,000 [a]	6,575,000
Triunfo County Sanitation
District, Sanitation District
Revenue (LOC; BNP Paribas)	3.28	6/7/06	1,400,000 [a]	1,400,000
University of California,
College and University Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.53	6/7/06	9,010,000 [a,b]	9,010,000
University of California,
CP	3.16	6/8/06	12,200,000	12,200,000
Vallejo,
COP (2001 Golf Course
Facilities Financing Project)
(LOC; California State
Teachers Retirement)	3.54	6/7/06	3,655,000 [a]	3,655,000
Vallejo,
Water Revenue, COP
(LOC; KBC Bank)	3.28	6/7/06	4,215,000 [a]	4,215,000
Victorville Joint Powers
Finance Authority, LR
(Cogeneration Facility Project)
(LOC; Fortis Bank)	3.18	6/7/06	7,000,000 [a]	7,000,000
Walnut Energy Center Authority,
CP (Turlock Irrigation
District) (LOC; State Street
Bank and Trust Co.)	3.42	8/15/06	13,000,000	13,000,000
Whittier,
College and University Revenue
(Whittier College) (Insured;
Radian Bank and Liquidity
Facility; The Bank of New York)	3.52	6/7/06	16,850,000 [a]	16,850,000

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—.7%
Puerto Rico Commonwealth,
TRAN (LOC: Bank of Nova
Scotia, BNP Paribas, Citibank
NA, Dexia Credit Locale,
Fortis Bank, Royal Bank of
Canada and State Street Bank
and Trust Co.)	4.43	7/28/06	2,000,000	2,002,992
Puerto Rico Housing Finance
Corporation, Home Mortgage
Revenue (Putters Program)
(Liquidity Facility;
JPMorgan Chase Bank)	3.52	6/7/06	6,055,000 [a,b]	6,055,000

Total Investments (cost $1,065,774,150)			98.6%	1,065,774,150

Cash and Receivables (Net)			1.4%	14,942,584

Net Assets			100.0%	1,080,716,734

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $194,191,553 or 18.0% of net assets.

24

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	98.7
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	1.3
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		1,065,774,150	1,065,774,150
Cash			8,883,425
Interest receivable			6,743,135
Prepaid expenses			149,879
			1,081,550,589

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)			760,086
Payable for shares of Beneficial Interest redeemed			5,355
Accrued expenses			68,414
			833,855

Net Assets ($)			1,080,716,734

Composition of Net Assets ($):
Paid-in capital			1,080,700,822
Accumulated net realized gain (loss) on investments			15,912

Net Assets ($)			1,080,716,734

Net Asset Value Per Share
	Class A	Class B	E*TRADE Class

Net Assets ($)	346,138,816	85,423,480	649,154,438
Shares Outstanding	346,142,496	85,421,715	649,136,611

Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2006 (Unaudited)

Investment Income ($):
Interest Income	17,898,600
Expenses:
Management fee—Note 2(a)	2,757,239
Shareholder servicing costs—Note 2(c)	1,216,877
Distribution and prospectus fees—Note 2(b)	784,116
Custodian fees	40,448
Professional fees	32,456
Prospectus and shareholders’ reports	40,069
Registration fees	15,564
Trustees’ fees and expenses—Note 2(d)	6,371
Miscellaneous	17,124
Total Expenses	4,910,264
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(141,228)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(2,492)
Net Expenses	4,766,544
Investment Income—Net	13,132,056

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(88,993)
Net Increase in Net Assets Resulting from Operations	13,043,063

See notes to financial statements.
28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005

Operations ($):
Investment income—net	13,132,056	13,182,045
Net realized gain (loss) on investments	(88,993)	131,738
Net unrealized appreciation
(depreciation) on investments	—	(9,766)
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,043,063	13,304,017

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(4,601,158)	(5,773,893)
Class B shares	(788,177)	(625,140)
E*TRADE Class	(7,742,721)	(6,783,012)
Total Dividends	(13,132,056)	(13,182,045)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	718,394,596	1,291,841,429
Class B shares	125,021,058	201,583,470
E*TRADE Class	192,526,163	918,402,602
Dividends reinvested:
Class A shares	4,475,573	5,451,214
Class B shares	788,177	622,250
E*TRADE Class	374,904	6,783,012
Cost of shares redeemed:
Class A shares	(704,431,401)	(1,258,110,912)
Class B shares	(104,978,628)	(154,531,838)
E*TRADE Class	(216,638,871)	(252,311,199)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	15,531,571	759,730,028
Total Increase (Decrease) in Net Assets	15,442,578	759,852,000

Net Assets ($):
Beginning of Period	1,065,274,156	305,422,156
End of Period	1,080,716,734	1,065,274,156

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.017	.006	.006	.010	.022
Distributions:
Dividends from
investment income—net	(.013)	(.017)	(.006)	(.006)	(.010)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.71[a]	1.74	.58	.55	1.01	2.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57[a]	.59	.65	.62	.61	.58
Ratio of net expenses
to average net assets	.57[a]	.59	.64	.62	.61	.58
Ratio of net investment income
to average net assets	2.68[a]	1.75	.59	.56	1.00	2.20

Net Assets, end of period
($ X 1,000)	346,139	327,729	288,502	253,633	378,407	476,007

[a] Annualized.
See notes to financial statements.

30

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.013	.002	.004	.006	.018
Distributions:
Dividends from
investment income—net	(.011)	(.013)	(.002)	(.004)	(.006)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.29[a]	1.33	.24	.36	.62	1.78

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[a]	1.06	1.10	1.07	1.10	1.04
Ratio of net expenses
to average net assets	1.00[a]	1.00	.98	.83	1.00	1.00
Ratio of net investment income
to average net assets	2.25[a]	1.44	.24	.30	.61	1.86

Net Assets, end of period
($ X 1,000)	85,423	64,598	16,920	17,670	8,016	3,795

[a] Annualized.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	May 31, 2006	Year Ended
E*TRADE Class Shares	(Unaudited)	November 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.011	.011
Distributions:
Dividends from investment income—net	(.011)	(.011)
Net asset value, end of period	1.00	1.00

Total Return (%)	2.29[b]	1.55[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[b]	1.05[b]
Ratio of net expenses to average net assets	1.00[b]	1.00[b]
Ratio of net investment income
to average net assets	2.25[b]	1.55[b]

Net Assets, end of period ($ X 1,000)	649,154	672,947

[a] From March 22, 2005 (commencement of initial offering) to November 30, 2005.
[b] Annualized.
See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager”or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A shares, Class B shares and E*TRADE Class shares. Class A shares, Class B shares and E*TRADE Class shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and E*TRADE Class shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and E*TRADE Class shares are subject to a Shareholder Services Plan. In addition, Class B and E*TRADE Class shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B and E*TRADE Class shares, respectively. During the period ended May 31, 2006, sub-accounting service fees amounted to $17,477 for Class B and $172,305 for E*TRADE Class shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

34

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended May 31, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B and E*TRADE Class shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and E*TRADE Class shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B and E*TRADE Class shares. In addition, Class B shares and E*TRADE Class shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares and E*TRADE Class shares. During the period ended May 31, 2006, Class B and E*TRADE Class shares were charged $72,178 and $711,938, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, Class A shares were charged $43,129 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and E*TRADE Class (“Shareholder Services Plan”), Class B and E*TRADE Class shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and E*TRADE Class shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as

36

answering shareholder inquiries regarding Class B and E*TRADE Class shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2005 through May 31, 2006 for Class B shares and for E*TRADE Class shares, to reduce the expenses of Class B and E*TRADE Class shares, if the aggregate expenses of the Class B and E*TRADE Class shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of each such class. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended May 31, 2006, Class B and E*TRADE Class shares were charged $87,385 and $861,526, respectively, of which $13,938 and $127,289, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $25,750 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $459,325, Rule 12b-1 distribution plan fees $125,674, shareholder services plan fees $189,511, transfer agency per account fees $9,236 and chief compliance officer fees $1,605, which are offset against an expense reimbursement currently in effect in the amount of $25,265.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 37

For More Information

General California	Transfer Agent &
Municipal Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 31, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)